Supplemental Disclosure with Respect to Cash Flows	12 Months Ended
Dec. 31, 2025
Supplemental cash flow disclosures [abstract]
Supplemental Disclosure with Respect to Cash Flows
22.
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

2025 Restructuring of loans

As part of the Restructuring of loans (Note 7), the following non-cash activities occurred during the year ended December 31, 2025:

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Reduction in investment arising from capital contribution allocated to JEMSE of $8,668 (non-cash investing activity).
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Capitalization of loans to investment in Cauchari-Olaroz Project of $99,422 (non-cash investing activity).
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Derecognition of existing loans upon extinguishment of $308,314 (non-cash investing activity).
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Recognition of new loans at fair value upon restructuring of $299,635 (non-cash investing activity).

2025 PGCo-Minera Exar loan amendments

As part of PGCo-Minera Exar loan amendment (Note 10), the following non-cash activities occurred during the year ended December 31, 2025:

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Derecognition of existing loans upon extinguishment of $72,445 (non-cash investing activity).
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Recognition of new loans at fair value upon restructuring of $70,735 (non-cash investing activity).

2025 PGCo Share Premium Reduction and Shareholder Distribution

As part of PGCo Share Premium Reduction and Shareholder Distribution (Note 10), the following non-cash activity occurred during the year ended December 31, 2025:

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Recognition of a shareholder distribution payable to the non-controlling shareholder (Ganfeng) of $12,859 and a corresponding reduction in non-controlling interest, representing a non-cash financing activity with non-controlling shareholders